Other Current Assets (Details) - Schedule of other current assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Prepaid expenses		$ 117,835	$ 40,000
Government Institutions	3,084	1,057
Related Parties			24,123
Total other current asstes	$ 3,084	$ 118,892	$ 64,123